INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY
	December 31,
	2023	2022
	USD in thousands
Raw materials and supplies	445	438
Work in progress	34	148
Finished goods	25	44
	504	630